TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, beginning balance	$ 213	$ 204	$ 204
Interest accrued		9
Deduction of unrecognized tax benefits	$ (213)
Gross unrecognized tax benefits, ending balance		$ 213	$ 204
Penalties and interest accrued